Income Taxes (Details 3) (KRW) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Deferred tax credit carryforwards	2,642	7,214
Percentage of realizable deferred tax assets from tax credit carry forwards	13.00%	34.00%
Deferred tax assets realized from net operating loss carry forwards	1,980
Percentage of realizable deferred tax assets from net operating loss carry forwards	100.00%
Net deferred tax assets (liabilities)	8,606	11,092
Deferred foreign tax credit carryforwards	19,441	20,433
Tax credit carryforwards for research and human resource development	3,027	2,763
Deferred tax assets from outside basis difference on investment in subsidiaries	(462)	(2,424)
Temporary differences and loss carryforwards, recognized valuation allowance	24,352	19,712	14,531	28,643
Tax expense(benefit) at Korean statutory tax rate, rate (as a percent)	22.00%	22.00%	24.20%
Gravity Co., Ltd
Income Taxes
Net deferred tax assets (liabilities)	2,596
Deferred foreign tax credit carryforwards	18,107
Tax credit carryforwards for research and human resource development	1,683
Deferred tax assets realized from temporary differences	1,488
Percentage of realizable deferred tax assets from temporary differences	57.00%
Tax credits carry forwards, recognized valuation allowance	17,148
Deferred tax assets from outside basis difference on investment in subsidiaries	5,118
Deferred tax liabilities from outside basis difference on investment in subsidiaries	221
Gravity Entertainment Corporation
Income Taxes
Percentage of Ownership	100.00%
Gravity Entertainment Corporation | Japan
Income Taxes
Net deferred tax assets (liabilities)	103
Percentage of Ownership	100.00%
Available loss carryforwards	28
Temporary differences and loss carryforwards, recognized valuation allowance	131
Gravity Interactive, Inc.
Income Taxes
Percentage of Ownership	100.00%
Gravity Interactive, Inc. | United States of America
Income Taxes
Percentage of Ownership	100.00%
Available loss carryforwards, recognized valuation allowance	2,597
Gravity Interactive, Inc. | Federal Tax | United States of America
Income Taxes
Available loss carryforwards	2,063
Gravity Interactive, Inc. | State tax | United States of America
Income Taxes
Available loss carryforwards	534
Gravity Games Corporation
Income Taxes
Percentage of Ownership	85.50%
Gravity Games Corporation | Korea
Income Taxes
Net deferred tax assets (liabilities)	584
Deferred foreign tax credit carryforwards	515
Tax credit carryforwards for research and human resource development	174
Percentage of Ownership	85.50%
Available loss carryforwards	2,095
Temporary differences and loss carryforwards, recognized valuation allowance	3,368